Depreciation and amortization (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Depreciation And Amortization
Amortization expenses	R$ 3,060,180	R$ 2,960,924		R$ 3,128,385
Depreciation expenses	(2,712,720)	(2,960,106)	[1]	(2,737,383)
Total	R$ (5,772,900)	R$ (5,921,030)		R$ (5,865,768)

[1]	Rate of amortization: acquisition of rights to provide financial services – in accordance with contract agreement; software – 20%; Customer portfolio – up to 20%; and others – 20%; and